ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SOBR Safe, Inc., a Delaware corporation, (the “Company”, “we”, “us”, and “our”) is a hardware and software company headquartered in Greenwood Village, Colorado. Our Company integrates proprietary software, SOBRsafeTM, with our patented touch-based alcohol monitoring and detection products, SOBRcheckTM and SOBRsure®, enabling non-invasive alcohol monitoring and detection, biometric identity verification, and qualified, real-time cloud-based alerts and reporting. We operate as a single segment designed to enable customers to purchase products directly through channel partners, sales agents or through our enterprise and consumer digital channels. Currently our principal markets are located in North America.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). These unaudited condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements and related notes for the year ended December 31, 2025, included in the Company’s Annual Report on Form 10-K filed with the SEC on April 10, 2026.

In management’s opinion, the unaudited condensed consolidated financial statements reflect all adjustments (including reclassifications and normal recurring adjustments) necessary to present fairly the financial position as of March 31, 2026, and December 31, 2025, and results of operations and cash flows for the three-month periods ended March 31, 2026 and 2025.

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its majority owned subsidiary, TransBiotec-CA (“TBT”), of 98.6%. We have eliminated all intercompany transactions and balances between entities consolidated in these unaudited condensed consolidated financial statements.

Use of Estimates

The preparation of audited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Specifically, such estimates were made by the Company for the recoverability and useful lives of long-lived assets, and our intellectual technology, stock-based compensation and the valuation allowance related to deferred tax assets. Actual results could differ from those estimates.

Financial Instruments

The Company is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level I: Inputs that reflect unadjusted quoted prices in active markets that are accessible to SOBRsafe for identical assets or liabilities

Level II: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level III: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, accrued expenses, accrued interest payable, related party payables, notes payable, and other liabilities. The Company believes that the recorded values of our financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

At March 31, 2026 and December 31, 2025, the Company did not have financial instruments requiring valuation from observable or unobservable inputs to determine fair value on a recurring basis.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the date of purchase as cash equivalents. The Company does not have any cash equivalents at March 31, 2026 and December 31, 2025.

Accounts Receivable

Customer accounts are monitored for potential credit losses based upon management’s assessment of expected collectability and the allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which the Company is aware regarding a customer’s inability to meet its financial obligations to the Company, and any potential prevailing economic conditions and their impact on the Company’s customers. The Company had $20,000 and $30,000 in allowance for credit losses at March 31, 2026 and December 31, 2025, respectively.

Inventory

Inventory is comprised of component parts and finished product and is valued at the lower of cost or net realizable value. The cost of substantially all the Company’s inventory is determined by the FIFO cost method. The Company evaluates the valuation of inventory and periodically adjusts the value for estimated excess based upon estimates of future demand and market conditions, and obsolete inventory based upon otherwise damaged or impaired goods. The Company had no reserves for obsolescence at March 31, 2026 and December 31, 2025.

Prepaid Expenses

Amounts incurred in advance of contractual performance or coverage periods are recorded as prepaid assets and recognized as expense in the period service or coverage is provided.

Debt Issuance Costs

Debt issuance costs incurred in connection with the issuance of debt are capitalized and amortized to interest expense over the term of the debt using the effective interest method. The unamortized amount is presented as a reduction of debt on the unaudited condensed consolidated balance sheet.

Preferred Stock

Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. The Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control, as temporary equity. At all other times, the Company classifies preferred shares in stockholders’ equity.

Noncontrolling Interest

A subsidiary of the Company, TBT, has minority members representing ownership interests of 1.4% at March 31, 2026 and December 31, 2025. The Company accounts for this noncontrolling interest whereby gains and losses in a subsidiary with a noncontrolling interest are allocated to the noncontrolling interest based on the ownership percentage of the noncontrolling interest, even if that allocation results in a deficit noncontrolling interest balance.

Long-Lived Assets

The Company records intangible assets based on estimated fair value on the date of acquisition. Long-lived assets consist of net property and equipment and intangible assets. The finite-lived intangible assets are intellectual property and are amortized on a straight-line basis over the estimated lives of the assets.

The Company assesses impairment of long-lived assets when events or changes in circumstances indicate that their carrying value amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: (i) significant decreases in the market price of the asset; (ii) significant adverse changes in the business climate or legal or regulatory factors; (iii) or, expectations that the asset will more likely than not be sold or disposed of significantly before the end of its estimated useful life.

If the estimated future discounted cash flows, excluding interest charges, from the use of an asset are less than the carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value.

Impairment of Long-Lived Assets

Long-lived assets and identifiable intangibles held for use are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of undiscounted expected future cash flows is less than the carrying amount of the asset or if changes in facts and circumstances indicate, an impairment loss is recognized and measured using the asset’s fair value. No impairment loss was recognized during the three-month periods ended March 31, 2026 and 2025.

Revenue Recognition

The Company enters contracts with customers and generates revenue through various combinations of software products and services which include the sale of cloud-based software solutions, detection and data collection hardware devices, and cloud-based data reporting and analysis services. Depending on the combination of products and services detailed in the respective customer contract, the identifiable components may be highly interdependent and interrelated with each other such that each is required to provide the substance of the value of the Company’s offering and accounted for as a combined performance obligation, or the specific components may be generally distinct and accounted for as separate performance obligations. Revenue is recognized when control of these software products and/or services are transferred to the customer in an amount that reflects the consideration the Company expects to be entitled in exchange for respective services and devices.

The Company determines revenue recognition through five steps which include: (1) identification of the contract or contracts with a customer; (2) identification of individual or combined performance obligations contained in the contract; (3) determination of the transaction price detailed within the contract; (4) allocation of the transaction price to the specific performance obligations; (5) recognition of revenue as the Company’s performance obligations are satisfied according to the terms of the contract.

Contracts with a Single License/Service Performance Obligation

For contracts with a single performance obligation consisting of a license and/or data services, the entire transaction price is allocated to the single performance obligation. Where the Company provides a performance obligation as licensed software or data services, revenue is recognized upon delivery of the software or services ratably over the respective term of the contract.

Contracts for Purchase of Hardware Devices Only

Where hardware devices are sold separately by the Company, the entire transaction price is allocated to the device as an individual performance obligation and revenue recognized at a point in time when either legal title, physical possession, or the risks and rewards of ownership have transferred to the customer. Generally, these requirements are satisfied at the point in time the Company ships the product, as this is when the customer obtains control of the asset under SOBR’s standard terms and conditions of the purchase.

Contracts with Multiple Performance Obligations

Where a Company’s contract with a respective customer contains multiple performance obligations and due to the interdependent and interrelated nature of the licensed software, hardware devices and data reporting services, the Company accounts for the individual performance obligations if they are distinct in nature and the transaction price is allocated to each distinct performance obligation(s) on a directly observable standalone sales price basis. Determining whether products and services are distinct performance obligations that should be accounted for separately or combined as one unit of accounting may require significant judgment. Standalone selling prices are primarily based upon the price at which the performance obligation is sold separately. The Company may be able to establish a standalone sales price based upon observable products or services sold or priced separately in comparable circumstances, competitor pricing or similar customers. Where the performance obligations are either not distinct or directly observable, the Company estimates the standalone sales price of the performance obligations based upon the overall pricing objectives taking into consideration the value of the contract arrangement, number of licenses, number and types of hardware devices and the length of term of the contract. Professional judgement may be required to determine the standalone sales price for each performance obligation where not directly observable. Revenue for contracts with multiple performance obligations is recognized on a ratable basis for each respective performance obligation as allocated under the prescribed Transaction Price identification model applied.

The Company requires customers to make payments related to subscribed software licenses and data services on a monthly basis via authorized bank account ACH withdrawal or an automatic credit card charge during the approved term of the respective agreement. The collectability of future cash flows are reasonably assured with any potential non-payment easily identified with future services being discontinued or suspended due to non-payment.

The Company’s contracts are generally three to twelve months in duration, billed monthly, and non-cancelable. The timing of revenue recognition may differ from the timing of invoicing to customers. The Company generally has an unconditional right to consideration when customers are invoiced and a receivable is recorded. A contract asset (unbilled revenue) is recognized when revenue is recognized prior to invoicing, or a contract liability (deferred revenue) when revenue will be recognized subsequent to invoicing.

The Company has elected to charge shipping, freight, and delivery costs to customers who choose expedited shipping options as a source of revenue to offset respective costs when control has transferred to the customer.

The Company reports revenue net of sales and other taxes collected from customers to be remitted to government authorities.

Estimated costs for the Company’s standard one-year warranty are charged to cost of goods and services when revenue is recorded for the related product. Royalties are also charged to cost of goods and services.

Leases

The Company determines if an arrangement is or contains a lease at inception. Leases with an initial term of twelve months or less are considered short-term leases and are not recognized on the Company’s unaudited condensed consolidated balance sheet. Right-of-use (“ROU”) assets and liabilities are recognized on the unaudited condensed consolidated balance sheet for leases with an expected term greater than twelve months. Operating lease ROU assets represent our right to use an underlying asset over the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at inception based on the present value of lease payments over the lease term. When the rate implicit in the lease is not determinable, the Company uses its estimated secured incremental borrowing rate in determining the present value of lease payments. The lease expense for fixed lease payments is recorded on a straight-line basis over the lease term and variable lease payments are included in the lease expense when the obligation for those payments is incurred. The Company has elected not to separate lease and non-lease components.

Stock-based Compensation

The Company uses the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (warrants, options, and restricted stock units). The fair value of each warrant and option is estimated on the date of grant using the Black-Scholes options pricing model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. The Company has not paid dividends historically and does not expect to pay them in the future. Expected volatilities are based on weighted averages of the historical volatility of the Company’s common stock estimated over the expected term of the awards. The expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term as historically the Company had limited activity surrounding its awards. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term. The grant date fair value of a restricted stock unit equals the closing price of our common stock on the trading day of the grant date.

Research and Development

Research and development costs are expensed as incurred. The Company incurred research and development costs as it acquired new knowledge to bring about significant improvements in the functionality and design of its products.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred. Advertising and marketing costs were $578,460 and $382,310 during the three-month periods ended March 31, 2026, and 2025, respectively.

Income Tax

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company has not recorded any deferred tax assets or liabilities at March 31, 2026 and December 31, 2025, as these have been offset by a 100% valuation allowance.

Loss Per Share

Basic loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share gives the effect to all dilutive potential common shares outstanding during the period, including stock options, restricted stock units, warrants and convertible instruments. Diluted net loss per share excludes all potentially issuable shares if their effect is anti-dilutive. Because the effect of the Company’s dilutive securities is anti-dilutive, diluted net loss per share is the same as basic loss per share for the periods presented.

The following outstanding and potentially issuable shares at March 31, 2026 and March 31, 2025, have been excluded from the computation of diluted weighted shares outstanding, as they could have been anti-dilutive:

	March 31,	March 31,
	2026	2025
Stock options	1,210	1,323
Restricted stock units	-	90
Warrants	4,017,738	1,229,924
Convertible instruments	2	2
Total dilutive securities	4,018,950	1,231,339

Concentration of Credit Risk

Credit Risk –Financial instruments that potentially subject the Company to concentration of credit risk consisted primarily of cash. The Company maintains its cash at two domestic financial institutions. The Company is exposed to credit risk in the event of a default by the financial institutions to the extent that cash balances are in excess of the amount insured by the Federal Deposit Insurance Corporation of up to $250,000 per institution. The Company places its cash with high-credit quality financial institutions and managed within established guidelines to mitigate risk. To date, the Company has not experienced any loss on its cash.

Concentration of Customers – To date, the Company’s sales have been concentrated among a limited number of customers in the business-to-business (“B2B”) segment, while its eCommerce sales are more diversified and do not present the same level of customer concentration risk. As a result, the Company’s overall revenue may experience significant period-to-period fluctuations due to its reliance on a small number of B2B customers. Revenue could decline if the Company loses one or more of these key customers or is unable to secure new customers, even as it maintains a broader, less concentrated presence in the eCommerce market.

Concentration of Suppliers – The Company relies on a limited number of component and contract suppliers to assemble and distribute its product. If supplier shortages occur, or quality problems arise, production and distribution schedules could be significantly delayed or costs significantly increased, which could in turn have a material adverse effect on the Company’s financial condition, results of operations and cash flows.

Related Parties

Related parties are any entities or individuals that, through employment, ownership, or other means, possess the ability to direct or cause the direction of management and policies of the Company.

Recently Adopted Accounting Standards

The Company has reviewed recently issued, but not yet effective, accounting pronouncements and does not believe the future adoptions of any such pronouncements will be expected to have a material impact on its financial condition or the results of operations.

ASU 2024-03 and ASU 2025-01, Income Statement - Expense Disaggregation Disclosures (Subtopic 220-40). These ASUs require additional disclosure of disaggregated income statement expenses in the notes to the financial statements. The standards are effective for annual periods beginning after December 15, 2026, and for interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of these ASUs on its consolidated financial statements and related disclosures.

ASU 2025-03, Determining the Accounting Acquirer in a Business Combination Involving a Variable Interest Entity. This ASU clarifies guidance for identifying the accounting acquirer when the legal acquiree is a variable interest entity. It is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The Company is evaluating the potential impact of this guidance on future business combinations.

ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses. This ASU introduces a practical expedient for credit loss measurement for certain accounts receivable and contract assets. The Company adopted this standard effective January 1, 2026. The adoption of this guidance did not have a material impact on the Company’s financial statements.

ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements. This ASU amends the internal-use software capitalization criteria. It is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the potential impact on its consolidated financial statements.

ASU 2025-11, Interim Reporting (ASC 270). This ASU clarifies guidance on when interim reporting applies and specifies required interim disclosures. The Company adopted this standard effective January 1, 2026. The adoption of this guidance did not have a material impact on the Company’s financial statements.

The Company does not expect that the adoption of any of the recently issued, but not yet effective, accounting standards will have a material impact on its consolidated financial statements; however, the full effect will depend on future transactions, guidance, and interpretations.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation. None of these reclassifications had a material impact on the condensed consolidated financial statements.

NOTE 1. ORGANIZATION, OPERATIONS, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SOBR Safe, Inc., a Delaware corporation, (the “Company”, “we”, “us”, and “our”) is a hardware and software company headquartered in Greenwood Village, Colorado. Our Company integrates proprietary software, SOBRsafeTM, with our patented touch-based personal alcohol awareness tracking products, SOBRcheckTM and SOBRsure®, enabling non-invasive personal alcohol awareness tracking, biometric identity verification, and qualified, real-time cloud-based, informational alerts and reporting. We operate as a single segment designed to enable customers to purchase products directly through channel partners, sales agents or through our enterprise and consumer digital channels.  Currently our principal markets are located in North America.

On May 16, 2022, our common stock began trading on the Nasdaq Capital Markets exchange (“Nasdaq”) under the ticker symbol “SOBR.” Prior to this, our common stock was quoted on the “OTCQB” tier of the OTC Markets, also under the ticker symbol “SOBR.”

Basis of Presentation

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for the presentation of annual financial information.

In management’s opinion, the audited consolidated financial statements reflect all adjustments (including reclassifications and normal recurring adjustments) necessary to present fairly the financial position at December 31, 2025 and December 31, 2024, and results of operations and cash flows for the years ended December 31, 2025 and December 31, 2024.

Principles of Consolidation

The accompanying audited consolidated financial statements include the accounts of the Company and its majority-owned subsidiary, TransBiotec, Inc. (“TBT”), of 98.6%. We have eliminated all intercompany transactions and balances between entities consolidated in these audited financial statements.

Use of Estimates

The preparation of audited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Specifically, such estimates were made by the Company for the recoverability and useful lives of long-lived assets, and our intellectual technology, stock-based compensation and the valuation allowance related to deferred tax assets. Actual results could differ from those estimates.

Financial Instruments

The Company is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy is based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level I: Inputs that reflect unadjusted quoted prices in active markets that are accessible to SOBRsafe for identical assets or liabilities.

Level II: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level III: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, accrued expenses, accrued interest payable, related party payables, notes payable, and other liabilities. The Company believes that the recorded values of our financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

At December 31, 2025 and December 31, 2024, the Company did not have financial instruments requiring valuation from observable or unobservable inputs to determine fair value on a recurring basis.

Cash

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents. The Company does not have any cash equivalents as of December 31, 2025, and December 31, 2024.

Accounts Receivable

Customer accounts are monitored for potential credit losses based upon management’s assessment of expected collectability and the allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which the Company is aware regarding a customer’s inability to meet its financial obligations to the Company, and any potential prevailing economic conditions and their impact on the Company’s customers. The Company had $30,000 and $25,000 in allowance for doubtful accounts at December 31, 2025, and December 31, 2024, respectively.

Inventory

Inventory is comprised of component parts and finished product and is valued at the lower of cost or net realizable value. The cost of substantially all the Company’s inventory is determined by the FIFO cost method. The Company evaluates the valuation of inventory and periodically adjusts the value for estimated excess based upon estimates of future demand and market conditions, and obsolete inventory based upon otherwise damaged or impaired goods. The Company had no reserves for obsolescence at December 31, 2025 and December 31, 2024.

Prepaid Expenses

Amounts incurred in advance of contractual performance or coverage periods are recorded as prepaid assets and recognized as expense in the period service or coverage is provided.

Debt Issuance Costs

Debt issuance costs incurred in connection with the issuance of debt are capitalized and amortized to interest expense over the term of the debt using the effective interest method. The unamortized amount is presented as a reduction of debt on the audited consolidated balance sheet.

Preferred Stock

Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. The Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control, as temporary equity. At all other times, the Company classifies preferred shares in stockholders’ equity.

Noncontrolling Interest

A subsidiary of the Company, TBT, has minority members representing ownership interests of 1.4% at December 31, 2025 and December 31, 2024. The Company accounts for this noncontrolling interest whereby gains and losses in a subsidiary with a noncontrolling interest are allocated to the noncontrolling interest based on the ownership percentage of the noncontrolling interest, even if that allocation results in a deficit noncontrolling interest balance.

Long-Lived Assets

The Company records intangible assets based on estimated fair value on the date of acquisition. Long-lived assets consist of net property and equipment and intangible assets. The finite-lived intangible assets are intellectual property and are amortized on a straight-line basis over the estimated lives of the assets.

The Company assesses impairment of long-lived assets when events or changes in circumstances indicate that their carrying value amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: (i) significant decreases in the market price of the asset; (ii) significant adverse changes in the business climate or legal or regulatory factors; (iii) or, expectations that the asset will more likely than not be sold or disposed of significantly before the end of its estimated useful life.

If the estimated future discounted cash flows, excluding interest charges, from the use of an asset are less than the carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value.

Impairment of Long-Lived Assets

Long-lived assets and identifiable intangibles held for use are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable, or at least annually. If the sum of discounted expected future cash flows is less than the carrying amount of the asset or if changes in facts and circumstances indicate, an impairment loss is recognized and measured using the asset’s fair value. An impairment loss of $456,377 was recognized during the year ended December 31, 2025. No impairment loss was recognized during the year ended December 31, 2024.

Revenue Recognition

The Company enters contracts with customers and generates revenue through various combinations of software products and services which include the sale of cloud-based software solutions, tracking, and data collection hardware devices, and cloud-based data reporting and analysis services. Depending on the combination of products and services detailed in the respective customer contract, the identifiable components may be highly interdependent and interrelated with each other such that each is required to provide the substance of the value of the Company’s offering and accounted for as a combined performance obligation, or the specific components may be generally distinct and accounted for as separate performance obligations. Revenue is recognized when control of these software products and/or services are transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for respective services and devices.

The Company determines revenue recognition through five steps which include: (1) identification of the contract or contracts with a customer; (2) identification of individual or combined performance obligations contained in the contract; (3) determination of the transaction price detailed within the contract; (4) allocation of the transaction price to the specific performance obligations; (5) recognition of revenue as the Company’s performance obligations are satisfied according to the terms of the contract.

Contracts with a Single License/Service Performance Obligation

For contracts with a single performance obligation consisting of a license and/or data services, the entire transaction price is allocated to the single performance obligation. Where the Company provides a performance obligation as licensed software or data services, revenue is recognized upon delivery of the software or services ratably over the respective term of the contract.

Contracts for Purchase of Hardware Devices Only

Where hardware devices are sold separately by the Company, the entire transaction price is allocated to the device as an individual performance obligation and revenue recognized at a point in time when either legal title, physical possession, or the risks and rewards of ownership have transferred to the customer. Generally, these requirements are satisfied at the point in time the Company ships the product, as this is when the customer obtains control of the asset under SOBR’s standard terms and conditions of the purchase.

Contracts with Multiple Performance Obligations

Where a Company’s contract with a respective customer contains multiple performance obligations and due to the interdependent and interrelated nature of the licensed software, hardware devices and data reporting services, the Company accounts for the individual performance obligations if they are distinct in nature and the transaction price is allocated to each distinct performance obligation(s) on a directly observable standalone sales price basis. Determining whether products and services are distinct performance obligations that should be accounted for separately or combined as one unit of accounting may require significant judgment. Standalone selling prices are primarily based upon the price at which the performance obligation is sold separately. The Company may be able to establish a standalone sales price based upon observable products or services sold or priced separately in comparable circumstances, competitor pricing or similar customers. Where the performance obligations are either not distinct or directly observable, the Company estimates the standalone sales price of the performance obligations based upon the overall pricing objectives taking into consideration the value of the contract arrangement, number of licenses, number and types of hardware devices and the length of term of the contract. Professional judgement may be required to determine the standalone sales price for each performance obligation where not directly observable. Revenue for contracts with multiple performance obligations is recognized on a ratable basis for each respective performance obligation as allocated under the prescribed Transaction Price identification model applied.

The Company requires customers to make payments related to subscribed software licenses and data services on a monthly basis via authorized bank account ACH withdrawal or an automatic credit card charge during the approved term of the respective agreement. The collectability of future cash flows are reasonably assured with any potential non-payment easily identified with future services being discontinued or suspended due to non-payment.

The Company’s contracts are generally three to twelve months in duration, billed monthly, and non-cancelable. The timing of revenue recognition may differ from the timing of invoicing to customers. The Company generally has an unconditional right to consideration when customers are invoiced, and a receivable is recorded. A contract asset (unbilled revenue) is recognized when revenue is recognized prior to invoicing, or a contract liability (deferred revenue) when revenue will be recognized subsequent to invoicing.

The Company has elected to charge shipping, freight, and delivery costs to customers as a source of revenue to offset respective costs when control has transferred to the customer.

The Company reports revenue net of sales and other taxes collected from customers to be remitted to government authorities.

Estimated costs for the Company’s standard one-year warranty are charged to cost of goods and services when revenue is recorded for the related product. Royalties are also charged to cost of goods and services.

Leases

The Company determines if an arrangement is or contains a lease at inception. Leases with an initial term of twelve months or less are considered short-term leases and are not recognized on the Company’s unaudited condensed consolidated balance sheet. Right-of-use (“ROU”) assets and liabilities are recognized on the unaudited condensed consolidated balance sheet for leases with an expected term greater than twelve months. Operating lease ROU assets represent our right to use an underlying asset over the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at inception based on the present value of lease payments over the lease term. When the rate implicit in the lease is not determinable, the Company uses its estimated secured incremental borrowing rate in determining the present value of lease payments. The lease expense for fixed lease payments is recorded on a straight-line basis over the lease term and variable lease payments are included in the lease expense when the obligation for those payments is incurred. The Company has elected not to separate lease and non-lease components.

Stock-based Compensation

The Company uses the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (warrants, options, and restricted stock units). The fair value of each warrant and option is estimated on the date of grant using the Black-Scholes options pricing model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. The Company has not paid dividends historically and does not expect to pay them in the future. Expected volatilities are based on weighted averages of the historical volatility of the Company’s common stock, estimated over the expected term of the awards. The expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term as historically the Company had limited activity surrounding its awards. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term. The grant date fair value of a restricted stock unit equals the closing price of our common stock on the trading day of the grant date.

Research and Development

Research and development costs are expensed as incurred. The Company incurs research and development costs as it acquires new knowledge to bring about significant improvements in the functionality and design of its products and software.

Advertising and Marketing Costs

Advertising and marketing costs are charged to operations as incurred. Advertising and marketing costs were $1,685,992 and $323,469 during the years ended December 31, 2025, and December 31, 2024, respectively.

Income Tax

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company has not recorded any deferred tax assets or liabilities at December 31, 2025 and December 31, 2024 as these have been offset by a 100% valuation allowance.

Loss Per Share

Basic loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share gives the effect to all dilutive potential common shares outstanding during the period, including stock options, warrants and convertible instruments. Diluted net loss per share excludes all potentially issuable shares if their effect is anti-dilutive. Because the effect of the Company’s dilutive securities is anti-dilutive, diluted net loss per share is the same as basic loss per share for the periods presented.

The following outstanding and potentially issuable shares have been excluded from the computation of diluted weighted shares outstanding, as they could have been anti-dilutive:

	December 31,	December 31,
	2025	2024
Stock options	1,210	1,323
Restricted stock units	-	90
Warrants	4,938,062	1,563,182
Convertible instruments	2	1
Total dilutive securities	4,939,274	1,564,596

Concentration of Risk

Credit Risk – Financial instruments that potentially subject the Company to concentration of credit risk consisted primarily of cash. The Company maintains its cash at two domestic financial institutions. The Company is exposed to credit risk in the event of a default by the financial institutions to the extent that cash balances are in excess of the amount insured by the Federal Deposit Insurance Corporation of up to $250,000 per institution. The Company places its cash with high-credit quality financial institutions and is managed within established guidelines to mitigate risk. To date, the Company has not experienced any loss on its cash.

Concentration of Customers – To date, the Company’s sales have been made to a limited number of customers. Should the Company continue to conduct sales to a limited number of customers and remain highly concentrated, revenue may experience significant period-to-period shifts and may decline if the Company were to lose one or more of its customers, or if the Company were unable to obtain new customers.

Concentration of Suppliers – The Company relies on a limited number of component and contract suppliers to assemble its product. If supplier shortages occur, or quality problems arise, production schedules could be significantly delayed or costs significantly increased, which could in turn have a material adverse effect on the Company’s financial condition, results of operations and cash flows.

Related Parties

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company.

Recently Issued Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid, net of refunds received, is equal to or greater than five percent of total income taxes paid, net of refunds received. The amended guidance was effective for annual periods beginning January 1, 2025. The guidance can be applied either prospectively or retrospectively. The Company adopted ASU 2023-09 for the year ended December 31, 2025. As the Company has net operating losses (“NOLs”) and did not incur material cash income taxes, adoption did not have a material impact on the consolidated financial statements, although the enhanced disclosures required by the standard are included in the accompanying notes.

The Company has reviewed recently issued, but not yet effective, accounting pronouncements and does not believe the future adoptions of any such pronouncements will be expected to have a material impact on its financial condition or the results of operations.

ASU 2024-03 and ASU 2025-01, Income Statement - Expense Disaggregation Disclosures (Subtopic 220-40). These ASUs require additional disclosure of disaggregated income statement expenses in the notes to the financial statements. The standards are effective for annual periods beginning after December 15, 2026, and for interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of these ASUs on its consolidated financial statements and related disclosures.

ASU 2025-03, Determining the Accounting Acquirer in a Business Combination Involving a Variable Interest Entity. This ASU clarifies guidance for identifying the accounting acquirer when the legal acquiree is a variable interest entity. It is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The Company is evaluating the potential impact of this guidance on future business combinations.

ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses. This ASU introduces a practical expedient for credit loss measurement for certain accounts receivable and contract assets. It is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently assessing the potential impact on its financial statements.

ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements. This ASU amends the internal-use software capitalization criteria. It is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the potential impact on its consolidated financial statements.

ASU 2025-11, Interim Reporting (ASC 270). This ASU clarifies guidance on when interim reporting applies and specifies required interim disclosures. It is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance.

The Company does not expect that the adoption of any of the recently issued, but not yet effective, accounting standards will have a material impact on its consolidated financial statements; however, the full effect will depend on future transactions, guidance, and interpretations.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation. None of these reclassifications had a material impact on the condensed consolidated financial statements.